18. INCOME TAX AND SOCIAL CONTRIBUTIONS	12 Months Ended
Dec. 31, 2020
Income Tax And Social Contributions
INCOME TAX AND SOCIAL CONTRIBUTIONS
18.	INCOME TAX AND SOCIAL CONTRIBUTIONS

18.a)Tax	of income and social contribution recognized in profit or loss:

The income tax and social contribution recognized in net income for the year are as follows:

			Consolidated
	12/31/2020	12/31/2019	12/31/2018
Income tax and social contribution income (expense)
Current	(2,052,204)	(1,564,622)	(827,229)
Deferred	1,426,696	2,398,400	576,895
	(625,508)	833,778	(250,334)

The reconciliation of income and social contribution expenses and income of the consolidated and the product of the current tax rate on income before income tax and social contribution are shown below:

			Consolidated
	12/31/2020	12/31/2019	12/31/2018
Income before income tax and social contribution	4,918,126	1,410,733	5,450,917
Tax rate	34%	34%	34%
Income tax and social contribution at combined statutory rate	(1,672,163)	(479,649)	(1,853,312)
Adjustment to reflect the effective rate:
Equity in results of affiliated companies	28,391	46,737	50,134
Profit with differentiated rates or untaxed	(519,840)	(236,404)	(46,006)
Transfer price adjustment	(15,645)	(18,494)	(74,836)
Tax loss carryforwards without recognizing deferred taxes	(27,758)	(21,095)	(27,683)
Indebtdness limit	(25,087)	(20,393)	(38,486)
Unrecorded deferred taxes on temporary differences	5,142	(2,835)	(11,964)
Reversal for deferred income tax and social contribution credit	1,540,087	1,530,185	1,807,909
Income taxes and social contribution on foreign profit	(13,011)	(14,424)	(30,219)
Tax incentives	64,818	39,042	36,710
Deferred taxes on exchange variation in equity			(43,667)
Interest on equity	17,177	22,107
Other permanent deductions (additions)	(7,619)	(10,999)	(18,914)
Income tax and social contribution in net income for the year	(625,508)	833,778	(250,334)
Effective tax rate	13%	-59%	79%

18.b)Deferred	income tax and social contribution

Deferred income tax and social contribution balances are as follows:

									Consolidated
	12/31/2018	Movement			12/31/2019	Movement			12/31/2020
		Shareholders' Equity	P&L	Others		Shareholders' Equity	P&L	Others

Deferred
Income tax losses	959,240		651,561		1,610,801		238,198		1,848,999
Social contribution tax losses	367,358		242,688		610,046		78,162		688,208
Temporary differences	(1,838,935)	(2,357)	1,504,151	59	(337,082)	(59,380)	1,110,336	5,029	718,903
- Provision for tax. social security, labor, civil and environmental risks	334,380		(70,367)		264,013		15,136		279,149
- Asset impairment losses	181,516		915		182,431		(26,444)	5,029	161,016
- (Gains)/losses on financial instruments	359,776		54,719		414,495		(409,468)		5,027
- Actuarial liability (pension and healthcare plan)	276,032	38,569			314,601	(44,732)	(7,412)		262,457
- Accrued supplies and services	95,644		36,767		132,411		22,041		154,452
- Unrealized exchange variation (1)	1,010,532		170,969		1,181,501		(29,175)		1,152,326
- Gain upon loss of control in Transnordestina	(92,180)				(92,180)				(92,180)
- Cash flow hedge accounting	490,041	(63,080)			426,961	1,315,839			1,742,800
- Acquisition at fair value of SWT and CBL	(172,114)	(52,071)	39,672		(184,513)	(57,651)	30,149		(212,015)
- Deferred taxes not computed	(252,940)		(39,021)		(291,961)		(25,966)		(317,927)
- (Losses) estimated /reversals to deferred taxes credits	(3,086,572)	25,159	1,435,415		(1,625,998)	(1,270,110)	1,548,640		(1,347,468)
- Business Combination	(1,030,812)		7,471		(1,023,341)		8,292		(1,015,049)
- Consolidation of CBSI			(12)	62	50				50
- Others	47,762	49,066	(132,377)	(3)	(35,552)	(2,726)	(15,457)		(53,735)
Total	(512,337)	(2,357)	2,398,400	59	1,883,765	(59,380)	1,426,696	5,029	3,256,110

Total Deferred Assets	89,394				2,473,304				3,874,946
Total Deferred Liabilities	(601,731)				(589,539)				(618,836)
Total Deferred	(512,337)				1,883,765				3,256,110

(1) The Company taxes exchange variations on a cash basis to calculate income tax and social contribution on net income.

The Company has in its corporate structure subsidiaries abroad, whose income are taxed by the income tax in the respective countries where they were constituted at rates lower than those in force in Brazil. In the period between 2015 and 2020, these subsidiaries generated income in the amount of R$1,284,483. If the Brazilian tax authorities understand that these profits are subject to additional taxation in Brazil for income tax and social contribution, these, if due, would reach approximately R$412,420. The Company, based on the position of its legal advisors, assessed only the likelihood of loss as possible in the event of possible tax questioning and, therefore, no provision was recognized in the financial statement.

In addition, management evaluated the precepts of IFRIC 23 - “Uncertainty Over Income Tax Treatments” and considers that there are no reasons for the tax authorities to differ from the tax positions adopted by the Company. Accordingly, no additional provisions for income tax and social contribution were recognized as a result of the assessment of the application of IFRIC 23 in the financial statement at December 31, 2020.

A sensitivity analysis of consumption of tax credits was carried out considering a variation in macroeconomic assumptions, operating performance and liquidity events. Thus, considering the results of the study carried out, which indicates that it is probable the existence of taxable profit to use the balance of deferred income tax and social contribution.

The estimated recovery of deferred tax assets of IRPJ and CSLL are netted when referring to a single jurisdiction as shown in the table below:

In millions of reais	Consolidated
2021	1,018
2022	1,315
2023	1,257
2024	495
2025	618
Deferred asset	4,703
Deferred liabilities - Parent Company	(828)
Net deferred asset	3,875
Deferred liabilities - subsidiaries	(619)
Net deferred asset	3,256

18.c)Income	tax and social contribution recognized in equity:

Income tax and social contribution recognized directly in equity are shown below:

		Consolidated
	12/31/2020	12/31/2019
Income tax and social contribution
Actuarial gains on defined benefit pension plan	170,604	215,306
Estimated losses for deferred income and social contribution tax credits - actuarial gains	(172,520)	(217,969)
Exchange differences on translating foreign operations	(325,350)	(325,350)
Cash flow hedge accounting	1,742,765	426,961
Estimated losses for deferred income and social contribution tax credits - cash flow hedge	(1,742,520)	(426,961)
	(327,021)	(328,013)

18.d)Test	of recoverability of income tax and social contribution of deferred assets

The Company's management constantly evaluates the ability to use its tax credits. In this direction, CSN periodically updates a technical study to demonstrate if the generation of future taxable profits support the realization of tax credits and, consequently support the accounting recognition of tax credits, the maintenance on the balance sheet or the constitution of a provision for loss in the realization of these credits.

This study is prepared at Entity level, in accordance with the Brazilian tax legislation, and is performed considering the Company’s projections, which is the entity that generates a significant amount of tax credits, mainly, temporary differences. The Company covers the following businesses.

Deferred income tax / social contribution on tax losses and temporary differences refers mainly to the following items:

Nature	Brief description
Tax losses	The Company incurs tax losses in the Parent Company as a result of financial expenses on its indebtedness, since it substantially holds all the loans and financing of the CSN Group. However, the Parent Company reported taxable income in two quarters of 2020.
	Exchange variation expenses	Since 2012, the Company has opted for taxing exchange rate variations on a cash basis. As a result, taxes are due and expenses are deductible when the underlying asset or liability is settled.
Differences Temporary	Loss on investment in Usiminas shares	Changes in investment in Usiminas shares are recognized on an accrual basis; however, the event that generates taxation or deductibility will only occur when the investment is sold.
	Other provisions	Other provisions are recognized on an accrual basis and their taxation occurs only at the time of their realization, such as: provision for contingencies, loss for impairment, provision for environmental liabilities, etc.

The study is prepared based on the Company’s long-term business plan designed for a period reasonably estimated by Management and considers several scenarios that vary according to different macroeconomic and operational assumptions.

The taxable income projection model considers two main indicators:

•	Income before taxes, reflecting the projected EBITDA plus depreciation, other income and expenses and the financial result, and;

•	Taxable income, which is comprised of pre-tax income plus (minus) the items of income and expense that are taxable or deductible in future periods (temporary differences).

In addition, a sensitivity analysis of consumption of tax credits is carried out considering a variation in macroeconomic assumptions, operating performance and liquidity events.

The deterioration of the Brazilian political and macroeconomic environment that occurred in recent years has generated tax losses at CSN, as well as the growth of its financial leverage. These two aspects combined culminated in an imbalance between the financial and operating results of the Company.

In view of this context, the Company works with a business plan aimed at rebalancing the Parent Company’s financial and operating results, the main measures of which are:

•	Continuity of divestment efforts;
•	Reduction of financial leverage;
•	Improvement in operating results due to increased sales volume, improved prices for its products and greater efficiency in controlling production costs; and
•	Reprofiling of the Company’s indebtedness, with negotiations to extend amortization terms and decentralization of indebtedness by redirecting contracts to subsidiaries according to the nature and application of funds.

With the continuation of the execution of the above measures, the Company’s management expects to return with high levels of profitability with sustainability. Consequently, Management considers that the gradual recognition of tax credits, initially using a projection period of less than 10 years, more adequately reflects the expectation of using the credits maintained in the Company’s tax records. As a result of the study, the Company reversed during 2020 the amount of R$1,369 million of estimated losses recorded in previous years totaling a balance in the deferred tax asset of R$4,628 million on December 31, 2020.

The tax losses carryforward and negative base of social contribution and temporary differences maintained in the Company’s tax records for future use amount, respectively, to R$1,681 million and R$627 million on December 31, 2020 (R$1,466 million and R$550 million on December 31, 2019).

Accounting Policy

Current income tax and social contribution are calculated based on the tax laws enacted by the end of the reporting period, including in the countries where the Group entities operate and generate taxable profit. Management periodically assesses the positions taken in the tax calculations with respect to situations where applicable tax regulations are open to interpretations. The Group recognizes provisions where appropriate, based on the estimated payments to tax authorities. The income tax and social contribution expense comprises current and deferred taxes. Current and deferred taxes are recognized in profit or loss unless they are related to business combinations or items recognized directly in shareholders' equity.

Current tax expense is the expected payment of taxable income for the year, using the nominal rate approved or substantially approved on the balance sheet date, and any adjustment of taxes payable related to previous years. Current income tax and social contribution are posted net in liabilities whenever there are amounts payable, or in assets whenever such amounts paid in advance exceed the total amount due at the reporting date.

Deferred tax is recognized in relation to temporary differences between the tax bases of assets and liabilities and their book values in the financial statements. Deferred tax is not recognized for temporary differences arising from the initial recognition of assets and liabilities in a transaction that is not a business combination, that does not affect nor accounting profit nor tax profit or loss, differences related to investments in subsidiaries and controlled entities when it is probable that they will not revert in a foreseeable future and from the initial recognition of goodwill, in accordance with IAS 12 - Taxes on Profit. The amount of the deferred tax determined is based on the expectation of realization or settlement of the temporary difference and uses the nominal rate approved or substantially approved

Assets and liabilities deferred income tax are presented net in the balance sheet whenever there is a legal right and the intention to offset them upon the calculation of current taxes, usually related to the same legal entity and the same taxation authority.

Deferred income tax and social contribution assets are recognized on recoverable balances of tax loss and negative basis of CSLL, tax credits and deductible temporary differences. Such assets are reviewed at each year-end date and will be reduced to the extent that their realization is less likely to occur.